INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Ownership interest and book value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Book value	$ 1,683	$ 1,410
Rentek S.A.S
Disclosure of joint ventures [line items]
Ownership interest	50.00%	50.00%
Book value	$ 1,683	$ 465
Renting Automayor S.A.S.
Disclosure of joint ventures [line items]
Ownership interest		50.00%
Book value		$ 945